Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Composition of Borrowings
Composition of borrowings

	12.31.2018	12.31.2017
Borrowings
In foreign currency	5,057,883,926	4,948,727,383
In local currency	904,793,500	1,494,347,875

Total	5,962,677,426	6,443,075,258

Non-current	2,607,359,542	3,845,105,806
Current	3,355,317,884	2,597,969,452

Total	5,962,677,426	6,443,075,258

Summary of Detail Information of Borrowings

Detail of borrowings

	12.31.2018					12.31.2017
	Company	Ref.	Rate	Due-Date	Amount	Amount
Borrowings in foreign currency – US$

Banco Patagonia S.A.	Ferrosur Roca S.A.	(8)	5.75%	Jul-18	—	131,855,553
Banco Latinoamericano de Comercio Exterior S.A	Ferrosur Roca S.A.	(10)	3 Month Libor + 1.95%	Aug-19	569,442,236	—
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(6)	3 Month Libor + 3.75%	May-20	1,478,671,514	1,813,722,924
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(4)	3 Month Libor + 3.4%	Jun-19	376,733,180	832,690,815
Borrowings in foreign currency - Guarani

Banco Continental S.A.E.C.A.	Yguazú Cementos S.A.	(11)	8.5%	Aug-25	1,543,896,984	1,310,988,011
Sudameris Bank S.A.E.C.A.	Yguazú Cementos S.A.	(11)	9.0%	Aug-25	1,014,897,585	859,470,080
Banco Itaú Paraguay S.A.	Yguazú Cementos S.A.	(12)	5.80%	Feb-19	74,242,427	—

Total in foreign currency					5,057,883,926	4,948,727,383

Borrowings in local currency
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(1)	BADLAR + 4%	Sep-18	—	24,133,851
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(3)	BADLAR + 2%	Mar-19	17,996,494	132,276,634
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(3)	BADLAR + 2%	Jun-19	36,909,247	160,569,109
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(3)	BADLAR + 2%	Jul-19	5,594,225	22,344,124
HSBC Bank Argentina S.A.	Loma Negra C.I.A.S.A.	(5)	21.75%	Apr-19	157,865,753	233,081,823
HSBC Bank Argentina S.A.	Ferrosur Roca S.A.	(9)	21.75%	Apr-19	157,865,753	233,081,823
Banco Patagonia S.A.	Loma Negra C.I.A.S.A.	(2)	BADLAR corrected + 1.65%	Jul-18	—	103,930,653
Banco Patagonia S.A.	Ferrosur Roca S.A.	(7)	BADLAR corrected + 0.5%	Oct-18	—	89,735,411
Banco Santander Rio S.A.	Loma Negra C.I.A.S.A.	(2)	BADLAR corrected + 4%	Jul-18	—	129,281,810
Bank overdrafts	Loma Negra C.I.A.S.A.		63.08%	Jan-19	5,192,506	19,003,976
Bank overdrafts	Recycomb S.A.U.		62.94%	Jan-19	6,460,720	463,710
Bank overdrafts	Ferrosur Roca S.A.		62.94%	Jan-19	516,908,802	346,444,951

Total in local currency					904,793,500	1,494,347,875

Total					5,962,677,426	6,443,075,258

	12.31.2018	12.31.2017
Summary of borrowings by Company:
Loma Negra C.I.A.S.A.	2,078,962,919	3,471,035,718
Ferrosur Roca S.A.	1,244,216,791	801,117,737
Recycomb S.A.U.	6,460,720	463,712
Yguazú Cementos S.A.	2,633,036,996	2,170,458,091

Total	5,962,677,426	6,443,075,258

Loma Negra C.I.A.S.A.:

(1)

On September 30, 2013, the Company subscribed a loan agreement with Banco Provincia de Buenos Aires for a total amount of $ 80,000,000. This loan was agreed to be settled in ten semiannual, equal and consecutive installments, accruing a fixed interest rate up to the third year, and a BADLAR corrected based floating interest rate for the remaining period.

(2)

On July 21 and July 22, 2015, the Company subscribed loans agreements with Banco Patagonia S.A. and Banco Santander Rio S.A. for total amounts of $ 200,000,000 and $ 250,000,000, respectively. Both loans were agreed to be settled in nine quarterly, equal and consecutive installments, overcoming the first one twelve months after the disbursement and accruing a BADLAR corrected based floating interest rate with quarterly repayments.

(3)

In March and June 2016, the Company subscribed two loan agreements with Banco Provincia de Buenos Aires for a total amount of $ 150,000,000 each. Both loans were agreed to be settled in twenty-five monthly, equal and consecutive installments, overcoming the first one twelve month after the disbursement and accruing a BADLAR corrected based floating interest rate with monthly repayments. Additionally, on June 2016, the Company subscribed another loan agreement with Banco Provincia de Buenos Aires for a total amount of $ 20,000,000 under the same aforementioned conditions.

(4)

In June 2016, the Company subscribed a loan agreement with Industrial and Commercial Bank of China (Dubai) for a total amount of US$ 50,000,000 to be settled in five semi-annual, equal and consecutive installments, with a twelve month grace period after the disbursement, accruing a nominal floating interest rate based on Libor, with quarterly repayments. This loan requires the compliance of the Net Debt / EBITDA ratio, which has been satisfied from execution of the loan until the date of issuance of these financial statements.

(5)

On April 6, 2017, the Company subscribed a loan agreement with HSBC Bank Argentina S.A. amounting to $ 150,000,000 accruing a nominal fixed interest rate with quarterly repayments. This loan requires the compliance with the Financial debt / EBITDA ratio, which has been satisfied from execution of the loan until the date of issuance of these financial statements.

(6)

In May 2017, the Company subscribed a loan agreement with Industrial and Commercial Bank of China (Dubai) for a total amount of US$ 65,000,000 to be settled in five semi-annual, equal and consecutive installments, accruing a nominal floating interest rate based on Libor. The first installment was due 365 days after the disbursement. This loan requires the compliance of the Net Debt / EBITDA ratio, which has been satisfied from execution of the loan until the date of issuance of these financial statements.

Ferrosur Roca S.A.:

(7)

On October 21, 2015, Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for a total amount of $ 130,000,000 to be settled in nine quarterly, equal and consecutive installments, overcoming the first one twelve months after the disbursement date, and accruing interests at a nominal floating interest rate based on BADLAR private corrected (BADCOR). Loma Negra C.I.A.S.A. guarantee the loan.

(8)

On August 5, 2016, Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for a total amount of US$ 4,700,000, to be settled in three quarterly, equal, consecutive installments, overcoming the first one on January 25, 2018, and accruing interests at a nominal fixed interest rate.

(9)

In 2017, Ferrosur Roca S.A. subscribed a loan agreement with HSBC Bank Argentina S.A. amounting to $ 150,000,000 accruing a nominal fixed interest rate with quarterly repayments. This loan requires the compliance with the Financial debt / EBITDA ratio, which has been satisfied from execution of the loan until the date of issuance of these financial statements.

(10)

In August 2018, Ferrosur Roca S.A. subscribed a new loan agreement with Banco Latinoamericano de Comercio Exterior S.A. “BLADEX” for a total amount of US$ 15,000,000, for a term of 365 days at a 3-month LIBOR interest rate + 1.95%, with interest falling due on a quarterly basis.

Yguazú Cementos S.A.:

(11)	On August 8, 2017, Yguazú Cementos S.A. entered into two loan agreements with two Paraguayan Banks and agreed the following terms:

Banco Continental S.A.E.C.A.:

Principal amount: Guaraníes 255,000,000,000

Maturity: 8 years

Interest Rate: 8.5% for the first year. After the first anniversary, the interest rate shall be adjusted according to an average of rates published by the Banco Central de Paraguay plus 0.32%. In no case the interest rate shall be lower than 8.5%. Interests will be paid every six months starting in February 2018.

Payment of principal: 15 equal and consecutive installments on a semiannual basis, starting in August 2018.

Sudameris Bank S.A.E.C.A.

Principal Amount: Guaraníes 168,000,000,000

Maturity: 8 years

Interest Rate: 9% for the first year. After the first anniversary, the interest rate shall be adjusted according to an average of rates published by the Banco Central de Paraguay, plus 0.82% in no case the interest rate shall be lower than 9%. Interests will be paid every six months starting in February 2018.

Payment of principal: 15 equal and consecutive installments on a semiannual basis, starting in August 2018.

These loans require Yguazú Cementos S.A. to comply with the EBITDA/ interest on Borrowings and Liabilities/Net equity ratios, which have been satisfied from execution of the loans until the date of issuance of these financial statements.

In addition, as a security interest to guarantee payment Yguazú Cementos S.A. raised in favor of the two Paraguayan banks, mortgages and pledges over its property (Villa Hayes plant and Cantera Itapucumí) and equipment for up to a total sum of Guaraníes 423,000,000,000, equivalent to the amount of the two loans granted.

(12)

In August 2018, Yguazú Cementos S.A. suscribed two new loans for Guaraníes 11,500,000, each one with Banco Itaú de Paraguay for a term of three and six months at a fixed interest rate of 5.65% and 5.80%, respectively.

Schedule of Movements of Borrowings

The movements of borrowings for the year ended December 31, 2018 are outlined below:

Balances as of January 1, 2018	6,443,075,258
New borrowings	1,449,050,076
Interest accrual	386,601,388
Effect of exchange differences on translating foreign operations	572,410,096
Effect of exchange rate differences	921,517,549
Interest payments	(894,806,209)
Principal payments	(2,915,170,732)

Balances as of December 31, 2018	5,962,677,426

Maturity Schedule of Long-term Borrowings	As of December 31, 2018, the long-term borrowings have the following maturity schedule:

Year
2020	841,972,137
2021	353,077,481
2022	353,077,481
2023 and following	1,059,232,443

Total	2,607,359,542